UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ]   is a restatement.
                                            [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  590 Madison Avenue
                  New York, NY 10022

Form 13F File Number:      28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President


Signature, Place, and Date of Signing:

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
/s/ Hal Goldstein                                  New York, New York                        November 14, 2006
------------------------------------        ------------------------------------        ---------------------------
[Signature]                                          [City, State]                               [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).) FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                           0
                                                                    ----------
Form 13F Information Table Entry Total:                                     38
                                                                    ----------
Form 13F Information Table Value Total:                             $1,132,808
                                                                    ----------
                                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

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                                                             MHR Fund Management LLC
                                                           Form 13F Information Table
                                                        Quarter ended September 30, 2006

                                                                                INVESTMENT DISCRETION           VOTING AUTHORITY

                                                         FAIR MARKET
                                                             VALUE    SHARES /
ISSUER                            TITLE OF       CUSIP     (X 1000S)    PRN     SH/  PUT/          SHARED  SHARED
                                    CLASS        NUMBER                AMOUNT   PRN  CALL    SOLE  DEFINED  OTHER  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Acquicor Technology Inc.            Common      00489A107   $3,342    600,000    SH         600,000                600,000
------------------------------------------------------------------------------------------------------------------------------------
Acquicor Technology, Inc.
WTS $5 3/14/11                      WTS         00489A115    $864    1,200,000   SH        1,200,000             1,200,000
------------------------------------------------------------------------------------------------------------------------------------
Alpha Natural Resources Inc.        Common      02076X102  $23,640   1,500,000   SH        1,500,000             1,500,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc. 5.75%
6/15/2008                           Note        150934AD9    $764    1,176,000   PRN       1,176,000             1,176,000
------------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics                   Common      150934107    $513     300,000    SH         300,000               300,000
------------------------------------------------------------------------------------------------------------------------------------
Courtside Acquistion Corp           Common      22274N102   $2,968    560,000    SH         560,000               560,000
------------------------------------------------------------------------------------------------------------------------------------
Courtside Acquisition Corp WTS
$5 7/1/09                           WTS         22274N110    $414    1,120,000   SH        1,120,000             1,120,000
------------------------------------------------------------------------------------------------------------------------------------
Emisphere Technologies, Inc.        Common      291345106  $35,575   4,210,000   SH        4,210,000             4,210,000
------------------------------------------------------------------------------------------------------------------------------------
Endeavor Acquisition Corp.          Common      292577103   $1,711    230,000    SH         230,000               230,000
------------------------------------------------------------------------------------------------------------------------------------
Endeavor Acquisition Corp WTS       WTS         292577111    $274     230,000    SH         230,000               230,000
------------------------------------------------------------------------------------------------------------------------------------
Gemstar-TV Guide Int'l Inc.         Common      36866W106    $85       25,550    SH          25,550               25,550
------------------------------------------------------------------------------------------------------------------------------------
Global Logistics Acquisition Corp.  Common      379414105   $1,508    200,000    SH         200,000               200,000
------------------------------------------------------------------------------------------------------------------------------------
Global Logistics Acquisition Corp
WTS                                 WTS         379414113    $136     200,000    SH         200,000               200,000
------------------------------------------------------------------------------------------------------------------------------------
HD Partners Acquisition Corp.       Common      40415K100   $4,301    590,000    SH         590,000               590,000
------------------------------------------------------------------------------------------------------------------------------------
HD Partners Acquisition Corp WTS    WTS         40415K118    $212     590,000    SH         590,000               590,000
------------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc.           Common      452439201   $3,619   1,040,000   SH        1,040,000             1,040,000
------------------------------------------------------------------------------------------------------------------------------------
ImClone Systems Inc.                Common      45245W109  $17,530    619,000    SH         619,000               619,000
------------------------------------------------------------------------------------------------------------------------------------
Javelin Pharmaceuticals, Inc.       Common      471894105   $3,400   1,111,111   SH        1,111,111             1,111,111
------------------------------------------------------------------------------------------------------------------------------------
L-1 Identity Solutions              Common      50212A106   $3,704    283,800    SH         283,800               283,800
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International Inc.    Common New  521863308  $570,039  11,755,806  SH        11,755,806           11,755,806
------------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp       Common New  535919203  $100,100  10,000,000  SH        10,000,000           10,000,000
------------------------------------------------------------------------------------------------------------------------------------
Loral Space and Communications,
Inc.                                Common      543881106  $188,994  7,180,629   SH        7,180,629             7,180,629
------------------------------------------------------------------------------------------------------------------------------------
M & F Worldwide Corp.               Common      552541104  $14,259    970,000    SH         970,000               970,000
------------------------------------------------------------------------------------------------------------------------------------
Manhattan Pharmaceuticals, Inc.     Common New  563118207   $1,233   1,665,887   SH        1,665,887             1,665,887
------------------------------------------------------------------------------------------------------------------------------------
Marvel Entertainment Inc.           Common      57383T103  $95,229   3,944,867   SH        3,944,867             3,944,867
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc.                  Common      63860C100   $3,400   2,165,714   SH        2,165,714             2,165,714
------------------------------------------------------------------------------------------------------------------------------------

                                                                                INVESTMENT DISCRETION           VOTING AUTHORITY

                                                         FAIR MARKET
                                                             VALUE    SHARES /
ISSUER                            TITLE OF       CUSIP     (X 1000S)    PRN     SH/  PUT/          SHARED  SHARED
                                    CLASS        NUMBER                AMOUNT   PRN  CALL    SOLE  DEFINED  OTHER  SOLE SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc WTS
$5 8/25/07                          WTS         63860C118    $31      180,667    SH         180,667               180,667
------------------------------------------------------------------------------------------------------------------------------------
NationsHealth Inc.                  Units       63860C209    $290     153,667    SH         153,667               153,667
------------------------------------------------------------------------------------------------------------------------------------
Neose Technologies Inc.             Common      640522108   $2,875   1,451,837   SH        1,451,837             1,451,837
------------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.                 Common      66986X106   $1,248    952,380    SH         952,380               952,380
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation Enterprises        Common      Y6476R105  $18,215   1,185,125   SH        1,185,125             1,185,125
------------------------------------------------------------------------------------------------------------------------------------
Omega Protein Corp.                 Common      68210P107   $5,692    875,700    SH         875,700               875,700
------------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group Inc.       CL A        829226109   $7,850   1,000,000   SH        1,000,000             1,000,000
------------------------------------------------------------------------------------------------------------------------------------
Sprint Nextel Corp                  Com Fon     852061100   $1,372     80,000    SH          80,000               80,000
------------------------------------------------------------------------------------------------------------------------------------
ViaSat, Inc.                        Common      92552V100   $6,739    268,708    SH         268,708               268,708
------------------------------------------------------------------------------------------------------------------------------------
                                    Spon ADR                                     SH
Vivo Participacoes SA ADR           PFD         92855S101   $3,900   1,250,000             1,250,000             1,250,000
------------------------------------------------------------------------------------------------------------------------------------
                                    Spons ADR                                    SH
Vodafone Group plc                  New         92857W209   $6,001    262,500               262,500               262,500
------------------------------------------------------------------------------------------------------------------------------------
Willbros Group Inc.                 Common      969199108    $781      50,000    SH          50,000               50,000
------------------------------------------------------------------------------------------------------------------------------------
Total Market Value (in thousands)                        $1,132,808


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